Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortized cost and fair value of debt securities by contractual maturity
Due in one year or less, Amortized Cost
Due from more than one to five years, Amortized Cost	15,682
Due from more than five to ten years, Amortized Cost	16,683
Due after ten years, Amortized Cost	21,800
Subtotal, Amortized Cost	54,165
Mortgage-backed securities and CMOs, Amortized Cost	65,889
Total, Amortized Cost Basis	120,054
Due in one year or less, Fair Value
Due from more than one to five years, Fair Value	16,385
Due from more than five to ten years, Fair Value	17,853
Due after ten years, Fair Value	23,841
Subtotal, Fair Value	58,079
Mortgage-backed securities and CMOs, Fair Value	67,541
Total, Fair Value	$ 125,620